CAPITAL MANAGEMENT - Changes in Invested Capital (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Changes in Invested capital [Roll Forward]
Opening balance	$ 12,195	$ 12,281	$ 12,195
Net redemption of preferred units	(220)	0	(220)
Issuance of perpetual subordinated notes	$ 293	0	293
Issuance of limited partnership units, net of redemptions		0	13
Issuance of BIPC exchangeable LP Units		751	0
Ending balance		13,032	12,281
Weighted Average Invested Capital		$ 12,478	$ 12,270